Other liabilities (Details 6) - Provision for employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 9,068	$ 8,498
Actuarial gain/loss (in other comprehensive income)	(504)	(323)
Interest for services	160	165
Service Cost	256	250
Amounts paid in the year	(613)	(487)
Translation differences and inflation adjustment	(329)	965
Balances at the end of year	$ 8,038	$ 9,068